Quarterly Data	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data

NOTE 20. QUARTERLY DATA - UNAUDITED

($ in millions, except per share data)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
2016:
Sales	$1,474.7	$1,555.1	$1,567.4	$1,627.1
Gross profit	695.2	768.1	772.9	796.6
Operating profit	263.0	322.1	323.2	337.7
Net earnings	182.0	238.9	226.9	224.5
Net earnings per share:
Basic (a)	$0.53	$0.69	$0.66	$0.65
Diluted	$0.53	$0.69	$0.65	$0.64
2015:
Sales	$1,513.5	$1,564.9	$1,524.6	$1,575.8
Gross profit	730.7	764.8	747.2	757.3
Operating profit	294.1	335.7	301.8	338.1
Net earnings	203.7	227.4	196.6	236.1
Net earnings per share:
Basic and diluted	$0.59	$0.66	$0.57	$0.68

(a)	Basic net earnings per share amounts do not cross add to the full year amount due to rounding.